Cash and cash equivalents and investment securities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Investments In Short term Debt Securities

Million US dollar	31 December 2021	31 December 2020
Investment in unquoted companies	139	115
Investment on debt securities	22	22

Non-current investments	161	137

Investment on debt securities	374	396

Current investments	374	396